UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03205
                                   811-21300

Name of Fund: CMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, CMA Government Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/05 - 03/31/06

Item 1 - Report to Stockholders

Annual Report
March 31, 2006

CMA Government
Securities Fund

CMA Government Securities Fund

Announcement to Shareholders

On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to contribute Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company that will be one of the world's largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of March 31, 2006). The transaction is expected to close in the third quarter of 2006, at which time the new company will operate under the BlackRock name. If approved by the Fund's Board of Trustees and Fund shareholders, the combined company that results from the transaction is expected to become the investment adviser of the Fund.

Important Tax Information

Of the ordinary income distributions paid by CMA Government Securities Fund during the taxable year ended March 31, 2006, 24.16% was attributable to federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is provided with respect to the ordinary income distributions paid by CMA Government Securities Fund for the fiscal year ended March 31, 2006:

--------------------------------------------------------------------------------
                Interest-Related Dividends for Non-U.S. Residents
--------------------------------------------------------------------------------
Month Paid:             April 2005 - December 2005 ....................  99.55%*
                        January 2006 - March 2006 .....................  99.53%*
--------------------------------------------------------------------------------
            Short-Term Capital Gain Dividends for Non-U.S. Residents
--------------------------------------------------------------------------------
Month Paid:             April 2005 - March 2006 .......................   0.01%*
--------------------------------------------------------------------------------
* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.


2       CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006

A Letter From the President

Dear Shareholder

You may be aware that changes are on the horizon at Merrill Lynch Investment Managers ("MLIM"). On February 15, 2006, Merrill Lynch announced plans to combine the firm's investment advisory business, including MLIM, with another highly regarded investment manager -- BlackRock, Inc. ("BlackRock").

We believe this merger of asset management strength will benefit our investors. MLIM is a leading investment management organization with over $576 billion in assets under management globally and 2,757 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios. BlackRock is one of the largest publicly traded investment management firms in the United States with $463.1 billion in assets under management and 1,839 employees. It manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products.

At the completion of the transaction, which is expected in the third quarter of this year, the resultant firm will be a top-10 investment manager worldwide with over $1 trillion in assets under management.* The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. MLIM and BlackRock possess complementary capabilities that together create a well-rounded organization uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs -- they are focused on delivering excellence on behalf of clients, and both make investment performance their single most important mission. In short, the merger only reinforces our commitment to shareholders.

Most of MLIM's investment products -- including mutual funds, separately managed accounts, annuities and variable insurance funds -- eventually will carry the "BlackRock" name. As a shareholder in one or more MLIM-advised mutual funds, you will receive a proxy package in the coming weeks in connection with this transaction. After you receive this information, should you have any questions or concerns, do not hesitate to contact your financial advisor.

As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale as the new BlackRock.

                                          Sincerely,


                                          /s/ Robert C. Doll, Jr.

                                          Robert C. Doll, Jr.
                                          President and Chief Investment Officer
                                          Merrill Lynch Investment Managers

*     $1.039 trillion in assets under management as of March 31, 2006.

      Data, including assets under management, are as of March 31, 2006.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006         3

A Discussion With Your Fund's Portfolio Manager

      We maintained a relatively conservative approach as the Federal Reserve Board continued raising interest rates and the supply of short-term Treasury issues declined.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2006, CMA Government Securities Fund paid shareholders a net annualized dividend of 2.92%. For the six-month period ended March 31, 2006, the Fund paid shareholders a net annualized dividend of 3.46%. The Fund's seven-day yield as of March 31, 2006 was 3.76%.

The Fund's weighted average maturity at March 31, 2006 was 27 days. This compared to 44 days at September 30, 2005 and 41 days at March 31, 2005. During the course of the 12-month period, the weighted average maturity reached a high of 53 days and a low of 26 days.

We maintained the portfolio's barbell structure throughout the year, but generally with greater emphasis on the very front end of the market (overnight and term financing). Our appetite for longer-dated securities waned as it became apparent that the Federal Reserve Board (the Fed) was not through with its interest rate-hiking campaign. As a result, we endeavored to remain competitive while maintaining an average life within a relatively conservative range.

The Fed advanced its monetary tightening campaign with eight quarter-point interest rate hikes during the 12-month period. This brought the federal funds rate to 4.75% by period-end. The central bank -- focused on combating inflationary fears as energy prices moved higher -- continued to raise interest rates despite the untold economic damage wrought by the summer hurricanes. In October, Dr. Ben Bernanke was named as the future replacement of longtime Fed Chairman Alan Greenspan, and investors began to anticipate that perhaps the measured interest rate-hiking campaign would soon come to an end. Although the Fed did remove the critical word "measured" from the description of its monetary tightening program, Bernanke's official induction in January was accompanied by a quarter-point interest rate hike, followed by another on March 28. Many observers predict that the Fed will tighten its monetary program again at its meeting in May.

In terms of supply, issuance of short-dated Treasury bills during the period was lower than one year ago. Recently, the U.S. Treasury's focus has been on the issuance of longer-dated securities, particularly with the reissuance of the 30-year Treasury bond in February. The Treasury had stopped issuing the long bond in 2001. The limited supply on the short end gave us little incentive to participate in the bill market, as yields have been below financing levels and have not taken into consideration future Fed tightenings.

Finally, it is worth commenting on the shape of the Treasury yield curve. After flattening dramatically during the course of the Fed's interest rate-hiking campaign, the curve toyed with intermittent bouts of inversion throughout the early months of 2006. At March 31, 2006, the curve was relatively flat, with the six-month Treasury bill yielding 4.81%, while the two-year Treasury note, the 10-year Treasury note and the 30-year Treasury bond yielded 4.82%, 4.86% and 4.90%, respectively.

How did you manage the portfolio during the fiscal year?

We maintained a fairly conservative approach throughout the past 12 months. There was a period of time, toward the end of 2005, when we believed the Fed might get closer to its desired "neutral" interest rate target. The housing market was showing some initial signs of decline given the higher interest rate environment and consumers' mounting debt. This, and the appointment of Bernanke as Fed chairman, lent to market expectations that the Fed might be closing in on the end of its tightening cycle. This prompted us to extend the portfolio's weighted average maturity slightly through the use of some longer-dated securities. However, as alluded to earlier, we subsequently shifted our outlook as it became apparent that the Fed was inclined to continue raising interest rates, perhaps into the summer.


4       CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006

In terms of specific portfolio make-up, we remained highly liquid while looking selectively to six-month to one-year issues for opportunities to enhance the Fund's performance. There were periods of time (particularly at the end of each calendar quarter) when financing levels were extremely expensive due to foreign buying of U.S. Treasury assets and the aforementioned reduction in supply. This gave us little incentive to reduce our liquidity profile. As a result, we chose to maintain our holdings in repurchase agreements (nearly 77% of portfolio assets) and used the balance of the portfolio to enhance performance. While we initially used the six-month sector for yield pick-up, our focus shifted to one-year Treasury notes. As we approached the end of 2005, we targeted notes maturing in May 2006 (whose yields exceeded the Fed's target rate) to limit the effect of the widening of spreads between the Fed's target and repurchase agreement rates. Strong investor demand, coupled with diminished issuance, drove financing rates as much as 50 basis points lower than normal financing levels. A tremendous flattening of the yield curve narrowed spreads between the federal funds rate and two-year Treasury note yields to less than 10 basis points. Under these conditions, we saw little reason to extend the portfolio's weighted average maturity.

How would you characterize the portfolio's position at the close of the period?

As was the case six months ago, we would characterize our period-end position as cautiously optimistic based on our belief that the end of the Fed's tightening cycle is within sight, perhaps toward summer.

Overall, the housing market still shows signs of decline, fears of increasing gasoline prices still loom for summer travelers, and the market has yet to see the type of explosive employment growth that would accompany projected 5% gross domestic product growth in the first quarter. All of these variables have been reflected in a decline in consumer confidence.

On the supply side, record U.S. deficits are expected to translate into increased debt issuance, although we believe most of the supply will continue to be skewed toward the long end. We anticipate that some of the Treasury's needs will be met by higher tax receipts both on the corporate and individual levels. However, if the economy slows, resulting in a downturn in tax receipts, we would expect front-end issuance to increase.

Under these conditions, we intend to maintain our relatively conservative approach with ample liquidity in the immediate term. We will continue to monitor the economic data and the yield curve for signs that a Fed pause is imminent, which would give us greater reason to become more aggressive and extend the portfolio's maturity.

The Trust's portfolio composition, as a percent of net assets, at the end of March and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                         3/31/06         9/30/05
--------------------------------------------------------------------------------
Repurchase Agreements ..........................           77.0%           76.0%
U.S. Government Obligations ....................           22.5            23.6
Other Assets Less Liabilities ..................            0.5             0.4
                                                          ---------------------
Total ..........................................          100.0%          100.0%
                                                          =====================

John Ng
Vice President and Portfolio Manager

April 4, 2006


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006         5

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on October 1, 2005 and held through March 31, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                  Expenses Paid
                                                              Beginning           Ending        During the Period*
                                                            Account Value      Account Value    October 1, 2005 to
                                                           October 1, 2005    March 31, 2006      March 31, 2006
==================================================================================================================
Actual
==================================================================================================================
CMA Government Securities Fund                                $   1,000          $1,017.10          $    3.32
==================================================================================================================
Hypothetical (5% annual return before expenses)**
==================================================================================================================
CMA Government Securities Fund                                $   1,000          $1,021.61          $    3.33
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of .66% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master trust in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


6       CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006

Statement of Assets and Liabilities               CMA Government Securities Fund

As of March 31, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investment in Master Government Securities Trust (the "Trust"), at value
             (identified cost--$467,531,896) .............................................                          $   467,682,186
            Prepaid expenses and other assets ............................................                                   27,863
                                                                                                                    ---------------
            Total assets .................................................................                              467,710,049
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Payables:
               Administrator .............................................................     $        89,150
               Distributor ...............................................................              66,163
               Other affiliates ..........................................................               7,348              162,661
                                                                                               ---------------
            Accrued expenses and other liabilities .......................................                                   13,345
                                                                                                                    ---------------
            Total liabilities ............................................................                                  176,006
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets ...................................................................                          $   467,534,043
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Shares of beneficial interest, $.10 par value, unlimited number of shares
             authorized ..................................................................                          $    46,738,376
            Paid-in capital in excess of par .............................................                              420,645,377
            Unrealized appreciation allocated from the Trust--net ........................                                  150,290
                                                                                                                    ---------------
            Net Assets--Equivalent to $1.00 per share based on 467,383,755 shares of
             beneficial interest outstanding .............................................                          $   467,534,043
                                                                                                                    ===============

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006         7

Statement of Operations                           CMA Government Securities Fund

For the Year Ended March 31, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest from affiliates .....................................................                          $        71,866
            Net investment income allocated from the Trust:
               Interest and amortization of premium and discount earned ..................                               16,720,810
               Expenses ..................................................................                               (1,240,835)
                                                                                                                    ---------------
            Total income .................................................................                               15,551,841
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Administration fees ..........................................................     $     1,178,924
            Distribution fees ............................................................             441,013
            Registration fees ............................................................             199,024
            Transfer agent fees ..........................................................              50,693
            Printing and shareholder reports .............................................              35,374
            Professional fees ............................................................              26,762
            Other ........................................................................               8,701
                                                                                               ---------------
            Total expenses ...............................................................                                1,940,491
                                                                                                                    ---------------
            Investment income--net .......................................................                               13,611,350
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Trust--Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments--net ............................................                                    3,008
            Change in unrealized appreciation on investments--net ........................                                   54,226
                                                                                                                    ---------------
            Total realized and unrealized gain--net ......................................                                   57,234
                                                                                                                    ---------------
            Net Increase in Net Assets Resulting from Operations .........................                          $    13,668,584
                                                                                                                    ===============

      See Notes to Financial Statements.


8       CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006

Statements of Changes in Net Assets               CMA Government Securities Fund

                                                                                                        For the Year Ended
                                                                                                             March 31,
                                                                                               ------------------------------------
Increase (Decrease) in Net Assets:                                                                  2006                 2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net .......................................................     $    13,611,350      $     5,705,176
            Realized gain--net ...........................................................               3,008                  647
            Change in unrealized appreciation--net .......................................              54,226             (578,006)
                                                                                               ------------------------------------
            Net increase in net assets resulting from operations .........................          13,668,584            5,127,817
                                                                                               ------------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net .......................................................         (13,611,350)          (5,705,176)
            Realized gain--net ...........................................................              (3,008)                (647)
                                                                                               ------------------------------------
            Net decrease in net assets resulting from dividends and distributions to
             shareholders ................................................................         (13,614,358)          (5,705,823)
                                                                                               ------------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net proceeds from sale of shares .............................................       1,977,432,544        1,861,498,133
            Value of shares issued to shareholders in reinvestment of dividends and
             distributions ...............................................................          13,614,448            5,705,266
                                                                                               ------------------------------------
            Total shares issued ..........................................................       1,991,046,992        1,867,203,399
            Cost of shares redeemed ......................................................      (2,048,680,286)      (1,994,166,317)
                                                                                               ------------------------------------
            Net decrease in net assets derived from beneficial interest transactions .....         (57,633,294)        (126,962,918)
                                                                                               ------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total decrease in net assets .................................................         (57,579,068)        (127,540,924)
            Beginning of year ............................................................         525,113,111          652,654,035
                                                                                               ------------------------------------
            End of year ..................................................................     $   467,534,043      $   525,113,111
                                                                                               ====================================

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006         9

Financial Highlights                              CMA Government Securities Fund

                                                                                   For the Year Ended March 31,
The following per share data and ratios have been derived   -----------------------------------------------------------------------
from information provided in the financial statements.          2006           2005           2004           2003++         2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of year .....        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            -----------------------------------------------------------------------
            Investment income--net .................              .0291          .0102          .0053          .0122          .0264
            Realized and unrealized gain (loss)--net              .0001         (.0010)        (.0003)        (.0004)         .0010
                                                            -----------------------------------------------------------------------
            Total from investment operations .......              .0292          .0092          .0050          .0118          .0274
                                                            -----------------------------------------------------------------------
            Less dividends and distributions:
               Investment income--net ..............             (.0291)        (.0102)        (.0053)        (.0122)        (.0264)
               Realized gain--net ..................                 --+            --+        (.0001)        (.0001)        (.0004)
                                                            -----------------------------------------------------------------------
            Total dividends and distributions ......             (.0291)        (.0102)        (.0054)        (.0123)        (.0268)
                                                            -----------------------------------------------------------------------
            Net asset value, end of year ...........        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            =======================================================================
            Total Investment Return ................               2.96%          1.03%           .52%          1.22%          2.62%
                                                            =======================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Expenses ...............................                .67%*          .66%*          .63%*          .60%*          .60%
                                                            =======================================================================
            Investment income and realized gain--net               2.89%*          .98%*          .56%*         1.23%*         2.68%
                                                            =======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of year (in thousands) .        $   467,534    $   525,113    $   652,654    $ 1,584,439    $ 1,803,646
                                                            =======================================================================

* Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain.
+     Amount is less than $(.0001) per share.
++ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


10      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006

Notes to Financial Statements                     CMA Government Securities Fund

1. Significant Accounting Policies:

CMA Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Government Securities Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Trust owned by the Fund at March 31, 2006 was 48.3%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions -- Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders whose Fund accounts are serviced by MLPF&S financial advisors, whether maintained through MLPF&S or directly with each Fund's transfer agent. The distribution fee is to compensate MLPF&S for providing, or arranging for the provision of, account maintenance and sales and promotional activities and services with respect to shares of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006        11

Notes to Financial Statements (concluded)         CMA Government Securities Fund

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.

3. Transactions in Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2006 and March 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                   3/31/2006          3/31/2005
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ........................        $13,614,358        $ 5,705,823
                                                  ------------------------------
Total taxable distributions ..............        $13,614,358        $ 5,705,823
                                                  ==============================

As of March 31, 2006, there were no significant differences between book and tax components of net assets.


12      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006

Report of Independent Registered Public Accounting Firm
                                                  CMA Government Securities Fund

To the Shareholders and Board of Trustees of CMA Government Securities Fund:

We have audited the accompanying statement of assets and liabilities of CMA Government Securities Fund as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Government Securities Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 22, 2006


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006        13

Schedule of Investments     Master Government Securities Trust    (in Thousands)

                             Face         Interest       Maturity
Issue                       Amount          Rate           Date          Value
--------------------------------------------------------------------------------
U.S. Government Obligations*--22.5%
--------------------------------------------------------------------------------
U.S. Treasury Bills        $10,000         3.855%        4/06/2006     $   9,993
                            29,000         3.906-
                                           4.595         4/13/2006        28,956
--------------------------------------------------------------------------------
U.S. Treasury Notes         22,400         2.00          5/15/2006        22,328
                            26,630         4.625         5/15/2006        26,628
                            22,100         2.50          5/31/2006        22,023
                            39,700         2.75          7/31/2006        39,447
                             2,220         2.375         8/15/2006         2,201
                            27,000         2.375         8/31/2006        26,740
                             9,000         2.50         10/31/2006         8,880
                             8,800         2.625        11/15/2006         8,680
                            13,500         2.875        11/30/2006        13,326
                             8,800         3.125         1/31/2007         8,676
--------------------------------------------------------------------------------
Total U.S. Government Obligations --
(Cost--$218,169) ....................................................    217,878
--------------------------------------------------------------------------------
Face
Amount                           Issue
--------------------------------------------------------------------------------
Repurchase Agreements--77.0%
--------------------------------------------------------------------------------
$45,000         ABN AMRO Bank, N.V. New York Branch,
                purchased on 3/31/2006 to yield 4.50% to
                4/03/2006, repurchase price $45,017,
                collateralized by U.S. Treasury Bill,
                due 8/31/2006 .......................................     45,000
--------------------------------------------------------------------------------
 47,500         Banc of America Securities LLC, purchased on
                3/29/2006 to yield 4.70% to 4/05/2006,
                repurchase price $47,543, collateralized by
                GNMA, 5% to 6% due 12/15/2006
                to 2/15/2036 ........................................     47,500
--------------------------------------------------------------------------------
 48,000         Barclays Capital Inc., purchased on 3/31/2006
                to yield 4.50% to 4/03/2006, repurchase
                price $48,018, collateralized by U.S. Treasury
                Bill, due 6/01/2006 .................................     48,000
--------------------------------------------------------------------------------
 47,500         Citigroup Global Markets, Inc., purchased on
                3/29/2006 to yield 4.70% to 4/05/2006,
                repurchase price $47,543, collateralized by
                GNMA, 4.50% to 7% due 2/15/2015
                to 3/15/2038 ........................................     47,500
--------------------------------------------------------------------------------
 47,500         Countrywide Securities Corp., purchased on
                3/28/2006 to yield 4.73% to 4/04/2006,
                repurchase price $47,544, collateralized by
                GNMA, 5.50% to 6.50% due 1/15/2036
                to 3/15/2036 ........................................     47,500
--------------------------------------------------------------------------------
 47,500         Credit Suisse LLC, purchased on 3/28/2006 to
                yield 4.74% to 4/04/2006, repurchase price
                $47,544, collateralized by U.S. Treasury Notes,
                4.625% due 5/15/2006 and GNMA, 4.375%
                to 4.50% due 2/20/2024 to 7/20/2032 .................     47,500
--------------------------------------------------------------------------------
 47,500         Deutsche Bank Securities, Inc., purchased on
                3/29/2006 to yield 4.70% to 4/05/2006,
                repurchase price $47,543, collateralized by
                GNMA, 4.50% to 6.55% due 7/15/2024
                to 2/15/2041 ........................................     47,500
--------------------------------------------------------------------------------
 48,000         Goldman Sachs & Company, purchased on
                3/30/2006 to yield 4.71% to 4/06/2006,
                repurchase price $48,044, collateralized
                by U.S. Treasury Note, 11.25%
                due 2/15/2015 .......................................     48,000
--------------------------------------------------------------------------------
 47,500         Greenwich Capital Markets, Inc., purchased on
                3/29/2006 to yield 4.73% to 4/05/2006,
                repurchase price $47,544, collateralized by
                GNMA, 4.50% to 9% due 9/15/2007
                to 9/15/2048 ........................................     47,500
--------------------------------------------------------------------------------
 41,760         HSBC Securities (USA), Inc., purchased on
                3/31/2006 to yield 4.50% to 4/03/2006,
                repurchase price $41,776, collateralized by
                U.S. Treasury STRIPS+, due 5/15/2016
                to 2/15/2029 ........................................     41,760
--------------------------------------------------------------------------------
 47,500         J.P. Morgan Securities Inc., purchased on
                3/28/2006 to yield 4.73% to 4/04/2006,
                repurchase price $47,544, collateralized by
                GNMA, 5% to 7% due 5/15/2035
                to 9/15/2035 ........................................     47,500
--------------------------------------------------------------------------------
 47,500         Lehman Brothers Inc., purchased on
                3/29/2006 to yield 4.68% to 4/05/2006,
                repurchase price $47,543, collateralized by
                GNMA, 6.50% to 8.70% due 6/15/2012
                to 10/15/2031 .......................................     47,500
--------------------------------------------------------------------------------
 47,500         Merrill Lynch Government Securities Inc.,
                purchased on 3/29/2006 to yield 4.69% to
                4/05/2006, repurchase price $47,543,
                collateralized by GNMA, 4% to 16%
                due 5/15/2006 to 10/15/2036 (a) .....................     47,500
--------------------------------------------------------------------------------
 48,000         Mizuho Securities USA, Inc., purchased on
                3/31/2006 to yield 4.50% to 4/03/2006,
                repurchase price $48,018, collateralized by
                U.S. Treasury Bill, due 6/15/2006 ...................     48,000
--------------------------------------------------------------------------------
 40,000         Morgan Stanley & Co. Inc., purchased on
                3/29/2006 to yield 4.65% to 4/05/2006,
                repurchase price $40,036 collateralized by
                U.S. Treasury STRIPS+ Principal Only,
                due 11/15/2021 ......................................     40,000
--------------------------------------------------------------------------------


14      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006

Schedule of Investments (concluded)
                            Master Government Securities Trust    (in Thousands)

Face
Amount                           Issue                                   Value
--------------------------------------------------------------------------------
Repurchase Agreements (concluded)
--------------------------------------------------------------------------------
$47,500         UBS Securities LLC, purchased on 3/29/2006
                to yield 4.70% to 4/05/2006, repurchase price
                $47,543, collateralized by GNMA, 4% to
                13.5% due 7/15/2006 to 12/15/2043 ...................  $  47,500
--------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$745,760) ....................................................    745,760
--------------------------------------------------------------------------------
Total Investments
(Cost--$963,929**)--99.5% ...........................................    963,638

Other Assets Less Liabilities--0.5% .................................      5,171
                                                                       ---------
Net Assets--100.0% ..................................................  $ 968,809
                                                                       =========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost .................................                $ 963,929
                                                                      =========
      Gross unrealized appreciation ..................                       --
      Gross unrealized depreciation ..................                $    (291)
                                                                      ---------
      Net unrealized depreciation ....................                $    (291)
                                                                      =========

+     Separately Traded Registered Interest and Principal of Securities.
(a) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Interest
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities Inc.          $1,500           $1,461
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006        15

Statement of Assets and Liabilities           Master Government Securities Trust

As of March 31, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost--$916,429,171)                        $   916,137,941
            Investments in affiliated securities, at value (identified cost--$47,500,000)                                47,500,000
            Cash ...........................................................................                                 10,642
            Receivables:
               Contributions ...............................................................  $     3,870,651
               Interest (including $12,376 from affiliates) ................................        1,566,754             5,437,405
                                                                                              ---------------
            Prepaid expenses ...............................................................                                  6,013
                                                                                                                    ---------------
            Total assets ...................................................................                            969,092,001
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Payables:
               Investment adviser ..........................................................          157,119
               Other affiliates ............................................................            9,230               166,349
                                                                                              ---------------
            Accrued expenses ...............................................................                                116,887
                                                                                                                    ---------------
            Total liabilities ..............................................................                                283,236
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .....................................................................                        $   968,808,765
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Investors' capital .............................................................                        $   969,099,995
            Unrealized depreciation--net ...................................................                               (291,230)
                                                                                                                    ---------------
            Net Assets .....................................................................                        $   968,808,765
                                                                                                                    ===============

      See Notes to Financial Statements.


16      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006

Statement of Operations                       Master Government Securities Trust

For the Year Ended March 31, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest (including $1,461,294 from affiliates) and amortization of premium
             and discount earned .......................................................                            $    32,126,770
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ...................................................      $     1,949,335
            Accounting services ........................................................              236,160
            Custodian fees .............................................................               64,034
            Professional fees ..........................................................               55,117
            Trustees' fees and expenses ................................................               38,484
            Pricing fees ...............................................................                3,721
            Printing and shareholder reports ...........................................                  281
            Other ......................................................................               20,272
                                                                                              ---------------
            Total expenses .............................................................                                  2,367,404
                                                                                                                    ---------------
            Investment income--net .....................................................                                 29,759,366
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain--Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments--net ..........................................                                      5,304
            Change in unrealized depreciation on investments--net ......................                                    121,542
                                                                                                                    ---------------
            Total realized and unrealized gain--net ....................................                                    126,846
                                                                                                                    ---------------
            Net Increase in Net Assets Resulting from Operations .......................                            $    29,886,212
                                                                                                                    ===============

      See Notes to Financial Statements.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006        17

Statements of Changes in Net Assets           Master Government Securities Trust

                                                                                                        For the Year Ended
                                                                                                             March 31,
                                                                                              -------------------------------------
Increase (Decrease) in Net Assets:                                                                  2006                  2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net .....................................................      $    29,759,366       $    14,493,634
            Realized gain--net .........................................................                5,304                 1,170
            Change in unrealized appreciation/depreciation--net ........................              121,542            (1,036,662)
                                                                                              -------------------------------------
            Net increase in net assets resulting from operations .......................           29,886,212            13,458,142
                                                                                              -------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Proceeds from contributions ................................................        5,154,701,941         4,985,746,126
            Fair value of withdrawals ..................................................       (5,152,345,637)       (5,256,876,237)
                                                                                              -------------------------------------
            Net increase (decrease) in net assets derived from capital transactions ....            2,356,304          (271,130,111)
                                                                                              -------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ....................................           32,242,516          (257,671,969)
            Beginning of year ..........................................................          936,566,249         1,194,238,218
                                                                                              -------------------------------------
            End of year ................................................................      $   968,808,765       $   936,566,249
                                                                                              =====================================

      See Notes to Financial Statements.

Financial Highlights                          Master Government Securities Trust

                                                                             For the Year Ended                     For the Period
                                                                                  March 31,                       February 13, 2003+
The following ratios have been derived from                     ---------------------------------------------        to March 31,
information provided in the financial statements.                   2006             2005             2004               2003
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
            Total investment return                                    3.37%            1.44%             .94%               .75%*
                                                                ====================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
            Expenses                                                    .26%             .25%             .22%               .26%*
                                                                ====================================================================
            Investment income and realized gain--net                   3.31%            1.39%             .94%              1.08%*
                                                                ====================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands)            $   968,809      $   936,566      $ 1,194,238        $ 1,585,194
                                                                ====================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


18      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006

Notes to Financial Statements                 Master Government Securities Trust

1. Significant Accounting Policies:

Master Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets, at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the year ended March 31, 2006, the Trust reimbursed FAM $20,535 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006        19

Report of Independent Registered Public Accounting Firm
                                              Master Government Securities Trust

To the Investors and Board of Trustees of Master Government Securities Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Government Securities Trust as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Government Securities Trust as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 22, 2006


20      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006

Officers and Trustees

                                                                                                    Number of
                                                                                                    Portfolios in   Other Public
                           Position(s)  Length of                                                   Fund Complex    Directorships
                           Held with    Time                                                        Overseen by     Held by
Name        Address & Age  Fund/Trust   Served     Principal Occupation(s) During Past 5 Years      Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to    President of the MLIM/FAM-advised funds since    131 Funds       None
Doll, Jr.*  Princeton, NJ  and          present    2005; President of MLIM and FAM since 2001;      177 Portfolios
            08543-9011     Trustee                 Co-Head (Americas Region) thereof from 2000 to
            Age: 51                                2001 and Senior Vice President from 1999 to
                                                   2001; President and Director of Princeton
                                                   Services, Inc. ("Princeton Services") since
                                                   2001; President of Princeton Administrators,
                                                   L.P. ("Princeton Administrators") since 2001;
                                                   Chief Investment Officer of OppenheimerFunds,
                                                   Inc. in 1999 and Executive Vice President
                                                   thereof from 1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  MLIM or FAM acts as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company
                  Act, of the Fund based on his positions with MLIM, FAM, Princeton Services and Princeton Administrators. Trustees
                  serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund
                  President, Mr. Doll serves at the pleasure of the Board of Trustees.
====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095  Trustee      1981/2002  Professor Emeritus of Finance, School of         49 Funds        None
Forbes**    Princeton, NJ               to         Business, State University of New York at        50 Portfolios
            08543-9095                  present    Albany since 2000 and Professor thereof from
            Age: 65                                1989 to 2000; International Consultant, Urban
                                                   Institute, Washington, D.C. from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095  Trustee      1994/2002  Professor, Harvard Business School since 1989;   49 Funds        Newell
Montgomery  Princeton, NJ               to present Associate Professor, J.L. Kellogg Graduate       50 Portfolios   Rubbermaid, Inc.
            08543-9095                             School of Management, Northwestern University                    (manufacturing)
            Age: 53                                from 1985 to 1989; Associate Professor,
                                                   Graduate School of Business Administration,
                                                   University of Michigan from 1979 to 1985;
                                                   Director, Harvard Business School Publishing
                                                   since 2005; Director, McLean Hospital since
                                                   2005.


------------------------------------------------------------------------------------------------------------------------------------
Jean Margo  P.O. Box 9095  Trustee      2004 to    Self-employed consultant since 2001; Counsel of  49 Funds        None
Reid        Princeton, NJ               present    Alliance Capital Management (investment          50 Portfolios
            08543-9095                             adviser) in 2000; General Counsel, Director and
            Age: 60                                Secretary of Sanford C. Bernstein & Co., Inc.
                                                   (investment adviser/broker-dealer) from 1997 to
                                                   2000; Secretary, Sanford C. Bernstein Fund,
                                                   Inc. from 1994 to 2000; Director and Secretary
                                                   of SCB, Inc. since 1998; Director and Secretary
                                                   of SCB Partners, Inc. since 2000; and Director
                                                   of Covenant House from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095  Trustee      2000/2002  President, Middle East Institute from 1995 to    49 Funds        None
Suddarth    Princeton, NJ               to         2001; Foreign Service Officer, United States     50 Portfolios
            08543-9095                  present    Foreign Service, from 1961 to 1995 and Career
            Age: 70                                Minister from 1989 to 1995; Deputy Inspector
                                                   General, U.S. Department of State, from 1991 to
                                                   1994; U.S. Ambassador to the Hashemite Kingdom
                                                   of Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095  Trustee      1981/2002  Professor of Finance from 1984 to 1995, Dean     49 Funds        Bowne & Co.,
West        Princeton, NJ               to         from 1984 to 1993 and since 1995 Dean Emeritus   50 Portfolios   Inc. (financial
            08543-9095                  present    of New York University's Leonard N. Stern                        printers);
            Age: 68                                School of Business Administration.                               Vornado Realty
                                                                                                                    Trust (real
                                                                                                                    estate company);
                                                                                                                    Alexander's,
                                                                                                                    Inc. (real
                                                                                                                    estate company)


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006        21

Officers and Trustees (concluded)

                                                                                                    Number of
                                                                                                    Portfolios in   Other Public
                           Position(s)  Length of                                                   Fund Complex    Directorships
                           Held with    Time                                                        Overseen by     Held by
Name        Address & Age  Fund/Trust   Served     Principal Occupation(s) During Past 5 Years      Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Edward D.   P.O. Box 9095  Trustee      2000/2002  Self-employed financial consultant since 1994;   49 Funds        None
Zinbarg     Princeton, NJ               to         Executive Vice President of the Prudential       50 Portfolios
            08543-9095                  present    Insurance Company of America from 1988 to 1994;
            Age: 71                                Former Director of Prudential Reinsurance
                                                   Company and former Trustee of the Prudential
                                                   Foundation.
            ------------------------------------------------------------------------------------------------------------------------
            *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Chairman of the Board of Trustees and the Audit Committee.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund/Trust   Served     Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1993/2002  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
Burke       Princeton, NJ  President    to         1999; Senior Vice President and Treasurer of Princeton Services since 1999 and
            08543-9011     and          present    Director since 2004; Vice President of FAM Distributors, Inc. ("FAMD") since
            Age: 45        Treasurer    and 1999   1999 and Director since 2004; Vice President of MLIM and FAM from 1990 to 1997;
                                        to         Director of Taxation of MLIM from 1990 to 2001; Vice President, Treasurer and
                                        present    Secretary of the IQ Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------
John Ng     P.O. Box 9011  Vice         2001/2002  Director of MLIM since 2000; Vice President of MLIM from 1984 to 2000.
            Princeton, NJ  President    to
            08543-9011                  present
            Age: 52
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to    Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President
Hiller      Princeton, NJ  Compliance   present    and Chief Compliance Officer of MLIM (Americas Region) since 2004; Chief
            08543-9011     Officer                 Compliance Officer of the IQ Funds since 2004; Global Director of Compliance at
            Age: 54                                Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
                                                   Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                   Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance
                                                   Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the
                                                   Commission's Securities and Exchange Division of Enforcement in Washington, D.C.
                                                   from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to    Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999
Pellegrino  Princeton, NJ               present    to 2002; Attorney associated with MLIM since 1997; Secretary of MLIM, FAM, FAMD
            08543-9011                             and Princeton since 2004.
            Age: 46
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund/Trust serve at the pleasure of the Board of Trustees.
            ------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-637-3863.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*
*     For inquiries regarding your CMA account, call 800-CMA-INFO
      (800-262-4636).


22      CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        CMA GOVERNMENT SECURITIES FUND                  MARCH 31, 2006        23

[LOGO] Merrill Lynch  Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

CMA Government Securities Fund
Box 9011
Princeton, NJ 08543-9011

                                                                  #11212 -- 3/06

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

         CMA Government Securities Fund

         (a) Audit Fees -         Fiscal Year Ending March 31, 2006 - $6,600
                                  Fiscal Year Ending March 31, 2005 - $6,500

         (b) Audit-Related Fees - Fiscal Year Ending March 31, 2006 - $0
                                  Fiscal Year Ending March 31, 2005 - $0

         (c) Tax Fees -           Fiscal Year Ending March 31, 2006 - $6,000
                                  Fiscal Year Ending March 31, 2005 - $6,300

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending March 31, 2006 - $0
                                  Fiscal Year Ending March 31, 2005 - $0

         Master Government Securities Trust

         (a) Audit Fees -         Fiscal Year Ending March 31, 2006 - $28,500
                                  Fiscal Year Ending March 31, 2005 - $28,000

         (b) Audit-Related Fees - Fiscal Year Ending March 31, 2006 - $0
                                  Fiscal Year Ending March 31, 2005 - $0

         (c) Tax Fees -           Fiscal Year Ending March 31, 2006 - $9,200
                                  Fiscal Year Ending March 31, 2005 - $8,700

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending March 31, 2006 - $0
                                  Fiscal Year Ending March 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending March 31, 2006 - $3,754,550
             Fiscal Year Ending March 31, 2005 - $10,018,400

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Government Securities Fund and Master Government Securities Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Government Securities Fund and Master Government Securities Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Government Securities Fund and Master Government Securities Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    CMA Government Securities Fund and Master Government Securities Trust

Date: May 22, 2006